CHANGE IN ACCOUNTING POLICY	12 Months Ended
Jun. 30, 2019
CHANGE IN ACCOUNTING POLICY
CHANGE IN ACCOUNTING POLICY

NOTE 2 -             CHANGE IN ACCOUNTING POLICY

The Company has determined its previously issued audited consolidated financial statements for the two years ended June 30, 2018 contained an error with respect to ASC 320, Investments - Debt and Equity Securities. Specifically, investments in non-marketable asset management products issued by banks and financial institutions (the issuers) with original maturities of one year to five years should be accounted for as held-to-maturity and recorded at amortized cost, as the Company had the positive intent and ability, at acquisition, to hold each security to maturity. Such correction of error and change in accounting policy had no impact on the carrying amount of these investments as of June 30, 2018, and it had no effect on the Company’s consolidated balance sheet as of June 30, 2018, the Company’s net income, the consolidated statements of income and comprehensive income, or the consolidated statements of cash flows for the two years ended June 30, 2018, except that the description of these investments are changed from “short-term investments” to “investment securities”.